Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Jul. 02, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Series A Preferred stock, par or stated value per share	$ 0.01		$ 0.01
Series A Preferred stock, shares authorized	100,000,000		0
Series A Preferred stock, shares outstanding	166,173		0
Series A Preferred stock, shares issued	166,173		0
Common stock, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	1,000	0
Common stock, shares issued	203,617,555	0	0
Common stock, shares outstanding	200,550,458	0	0
Treasury stock, shares	3,067,097		0